Equity (Q3) (Details)	9 Months Ended
	Sep. 30, 2024 vote shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Jun. 15, 2021 shares
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	75,000,000	75,000,000	75,000,000	75,000,000
Preferred stock, shares issued (in shares)	0	0	0
Preferred stock, shares outstanding (in shares)	0	0	0
WMH Units
Noncontrolling Interest [Line Items]
Noncontrolling interests, percent of outstanding units held	36.90%	37.20%
Class A Common Stock
Class of Stock [Line Items]
Votes per share | vote	1
Class V Common Stock
Class of Stock [Line Items]
Votes per share | vote	1